Supplementary Items to the Cash Flow - Schedule of Non-Cash Transactions (Details) - Business Combination [Member] R$ in Thousands	Jun. 30, 2023 BRL (R$)
Business combination:
Trade accounts receivable, net	R$ 3,061
Other current assets	5,545
Property and equipment, net	172
Right-of-use assets	107
Intangible assets	6,201
Goodwill	15,960
Other non-current assets	1,204
Accounts payable to suppliers	(894)
Salaries and labor charges	(776)
Loans and financing	(40)
Right-of-use lease liabilities	(118)
Taxes and fees	(940)
Deferred taxes	(2,421)
Deferred and contingent consideration	(25,849)
Other liabilities	(28)
Provisions for risks	(1,184)
Recognition of lease right-of-use asset in exchange for lease liabilities:
Property and equipment, net	447
Lease liability	(447)
Conversion of subscription rights to capital shares:
Capital reserve	(3,000)
Share capital	R$ (3,000)